Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Lawsuits and claims are filed against the Company from time to time in the ordinary course of business, including related to employment of professional and non-compete clauses and agreements. Other than settled matters explained as follows, these actions are in various stages, and no judgments or decisions have been rendered. Management, after reviewing matters with legal counsel, believes that the outcome of such matters will not have a material adverse effect on the Company’s financial position or results of operations.
Accel has been involved in a series of related litigated matters stemming from claims that Accel wrongly contracted with 10 different licensed establishments (the “Defendant Establishments”) in 2012 in violation of the contractual rights held by J&J Ventures Gaming, LLC (“J&J”), as further described below.
On August 21, 2012, one of the Company’s operating subsidiaries entered into certain agreements with Jason Rowell (“Rowell”), a member of Action Gaming LLC (“Action Gaming”), which was an unlicensed terminal operator that had exclusive rights to place and operate VGTs within a number of establishments, including the Defendant Establishments. Under agreements with Rowell, the Company agreed to pay him for each licensed establishment which decided to enter into exclusive location agreements with the Company. In late August and early September 2012, each of the Defendant Establishments signed separate location agreements with the Company, purporting to grant it the exclusive right to operate VGTs in those establishments. Separately, on August 24, 2012, Action Gaming sold and assigned its rights to all its location agreements to J&J, including its exclusive rights with the Defendant Establishments (the “J&J Assigned Agreements”). At the time of the assignment of such rights to J&J, the Defendant Establishments were not yet licensed by the Illinois Gaming Board (“IGB”).
Action Gaming, J&J, and other parties, collectively, the Plaintiffs, filed a complaint against the Company, Rowell, and other parties in the Circuit Court of Cook County (the “Circuit Court”), on August 31, 2012, as amended on November 1, 2012, December 19, 2012, and October 3, 2013, alleging, among other things, that the Company aided and abetted Rowell in breaches of his fiduciary duties and contractual obligations with Action Gaming and tortiously interfered with Action Gaming’s contracts with Rowell and agreements assigned to J&J. The complaint seeks damages and injunctive and equitable relief. On January 24, 2018, the Company filed a motion to dismiss for lack of subject matter jurisdiction, as further described below. On May 14, 2018, the Circuit Court denied the Company’s motion to dismiss and granted a stay to the case, pending a ruling from the IGB on the validity of the J&J Assigned Agreements.
From 2013 to 2015, the Plaintiffs filed additional claims, including J&J Ventures Gaming, LLC et al. v. Wild, Inc. (“Wild”), in various circuit courts seeking declaratory judgements with a number of establishments, including each of the Defendant Establishments, requesting declarations that, among other things, J&J held the exclusive right to operate VGTs at each of the Defendant Establishments as a result of the J&J Assigned Agreements. The Company was granted leave to intervene in all of the declaratory judgments. The circuit courts found that the J&J Assigned Agreements were valid because each of the underlying location agreements were between an unlicensed establishment and an unlicensed terminal operator, and therefore did not constitute use agreements that were otherwise precluded from assignment under the IGB’s regulations. Upon the Company’s appeal, the Illinois Appellate Court, Fifth District (the “District Court”), vacated the circuit courts’ judgments and dismissed the appeals, holding that the IGB had exclusive jurisdiction over the matter that formed the basis of the parties’ claims, and declined to consider the merits of the parties’ disputes. On September 22, 2016, and after the IGB intervened, the Supreme Court of Illinois issued a judgment in Wild, affirming the District Court’s decision vacating the circuit courts’ judgments for lack of subject matter jurisdiction and dismissing the appeals, determining that the IGB has exclusive jurisdiction to decide the validity and enforceability of VGT use agreements.
Between May 2017 and September 2017, both the Company and J&J filed petitions with the IGB seeking adjudication of the rights of the parties and the validity of the use agreements. Those petitions have been fully briefed and remain pending. There is no indication as to when the IGB will rule on the petitions. The Company does not have a present estimate regarding the potential damages, if any, that could potentially be awarded in this litigation and, accordingly, have established no reserves relating to such matters. There are also petitions pending with the IGB which could lead to the Company obtaining new locations.
On October 7, 2019, the Company filed a lawsuit in the Circuit Court of Cook County against Jason Rowell and other parties related to Mr. Rowell’s breaches of his non-compete agreement with the Company. The Company alleged that Mr. Rowell and a competitor were working together to interfere with the Company’s customer relationships. That lawsuit, which seeks equitable relief and legal damages, has not yet been served. On November 7, 2019, Mr. Rowell filed a lawsuit in the Circuit Court of Cook County against the Company alleging that he had not received certain equity interests in the Company to which he was allegedly entitled under his agreement. The Company intends to defend itself against the allegations. The Company does not have a present estimate regarding the potential damages, nor does it believe any payment of damages is probable, and, accordingly, has established no reserves relating to these matters.
On July 2, 2019, Illinois Gaming Investors, LLC filed a lawsuit against the Company. The lawsuit alleges that a current employee of the Company violated his non-competition agreement with Illinois Gaming Investors, LLC, and together with the Company, wrongfully solicited prohibited licensed video gaming locations. The lawsuit on its face seeks damages of $10,000,000. The parties are engaging in discovery. The Company is in the process of defending this lawsuit, and has not accrued any amounts as losses related to this suit are not probable or reasonably estimable.
Commitments and Contingencies
The Company leases office space under agreements expiring at various dates from May 2019 through December 2021. Total rent expense under these leases approximated $0.3 million, $0.3 million and $0.4 million for the years ended December 31, 2019, 2018 and 2017, respectively. The Company recognizes rent expense on a straight-line basis over the life of the leases. Rent expense is recorded in general and administrative expense in the accompanying consolidated statements of operations.
Future minimum payments under these leases are as follows (in thousands):

Years ending December 31:
2020	$273
2021	142
2022	104
2023	65
2024	—
Total	$584

The Company has certain earnouts in periods for future location performance related to certain business acquisitions (see discussion in Note 10).
The Company has certain employment agreements that call for salaries and potential severance upon termination.
Lawsuits and claims are filed against the Company from time to time in the ordinary course of business, including related to employment of professional and non-compete clauses and agreements. Other than settled matters explained as follows, these actions are in various stages, and no judgments or decisions have been rendered. Management, after reviewing matters with legal counsel, believes that the outcome of such matters will not have a material adverse effect on the Company’s financial position or results of operations.
Accel has been involved in a series of related litigated matters stemming from claims that Accel wrongly contracted with 10 different licensed establishments (the “Defendant Establishments”) in 2012 in violation of the contractual rights held by J&J Ventures Gaming, LLC (“J&J”), as further described below.
On August 21, 2012, one of the Company’s operating subsidiaries entered into certain agreements with Jason Rowell (“Rowell”), a member of Action Gaming LLC (“Action Gaming”), which was an unlicensed terminal operator that had exclusive rights to place and operate VGTs within a number of establishments, including the Defendant Establishments. Under agreements with Rowell, the Company agreed to pay him for each licensed establishment which decided to enter into exclusive location agreements with the Company. In late August and early September 2012, each of the Defendant Establishments signed separate location agreements with the Company, purporting to grant it the exclusive right to operate VGTs in those establishments. Separately, on August 24, 2012, Action Gaming sold and assigned its rights to all its location agreements to J&J, including its exclusive rights with the Defendant Establishments (the “J&J Assigned Agreements”). At the time of the assignment of such rights to J&J, the Defendant Establishments were not yet licensed by the Illinois Gaming Board (“IGB”).
Action Gaming, J&J, and other parties, collectively, the Plaintiffs, filed a complaint against the Company, Rowell, and other parties in the Circuit Court of Cook County (the “Circuit Court”), on August 31, 2012, as amended on November 1, 2012, December 19, 2012, and October 3, 2013, alleging, among other things, that the Company aided and abetted Rowell in breaches of his fiduciary duties and contractual obligations with Action Gaming and tortiously interfered with Action Gaming’s contracts with Rowell and agreements assigned to J&J. The complaint seeks damages and injunctive and equitable relief. On January 24, 2018, the Company filed a motion to dismiss for lack of subject matter jurisdiction, as further described below. On May 14, 2018, the Circuit Court denied the Company’s motion to dismiss and granted a stay to the case, pending a ruling from the IGB on the validity of the J&J Assigned Agreements.
From 2013 to 2015, the Plaintiffs filed additional claims, including J&J Ventures Gaming, LLC et al. v. Wild, Inc. (“Wild”), in various circuit courts seeking declaratory judgements with a number of establishments, including each of the Defendant Establishments, requesting declarations that, among other things, J&J held the exclusive right to operate VGTs at each of the Defendant Establishments as a result of the J&J Assigned Agreements. The Company was granted leave to intervene in all of the declaratory judgments. The circuit courts found that the J&J Assigned Agreements were valid because each of the underlying location agreements were between an unlicensed establishment and an unlicensed terminal operator, and therefore did not constitute use agreements that were otherwise precluded from assignment under the IGB’s regulations. Upon the Company’s appeal, the Illinois Appellate Court, Fifth District (the “District Court”), vacated the circuit courts’ judgments and dismissed the appeals, holding that the IGB had exclusive jurisdiction over the matter that formed the basis of the parties’ claims, and declined to consider the merits of the parties’ disputes. On September 22, 2016, and after the IGB intervened, the Supreme Court of Illinois issued a judgment in Wild, affirming the District Court’s decision vacating the circuit courts’ judgments for lack of subject matter jurisdiction and dismissing the appeals, determining that the IGB has exclusive jurisdiction to decide the validity and enforceability of VGT use agreements.
Between May 2017 and September 2017, both the Company and J&J filed petitions with the IGB seeking adjudication of the rights of the parties and the validity of the use agreements. Those petitions have been fully briefed and remain pending. There is no indication as to when the IGB will rule on the petitions. The Company does not have a present estimate regarding the potential damages, if any, that could potentially be awarded in this litigation and, accordingly, have established no reserves relating to such matters. There are also petitions pending with the IGB which could lead to the Company obtaining new locations.
On October 7, 2019, the Company filed a lawsuit in the Circuit Court of Cook County against Jason Rowell and other parties related to Mr. Rowell’s breaches of his non-compete agreement with the Company. The Company alleged that Mr. Rowell and a competitor were working together to interfere with the Company’s customer relationships. That lawsuit, which seeks equitable relief and legal damages, has not yet been served. On November 7, 2019, Mr. Rowell filed a lawsuit in the Circuit Court of Cook County against the Company alleging that he had not received certain equity interests in the Company to which he was allegedly entitled under his agreement. The Company intends to defend itself against the allegations. The Company does not have a present estimate regarding the potential damages, nor does it believe any payment of damages is probable, and, accordingly, has established no reserves relating to these matters.
During 2017, the Company entered into a settlement agreement with Illinois Gold Rush, Inc. (“Illinois Gold Rush”), related to a 2013 business acquisition completed by the Company with Illinois Gold Rush. As a result of the settlement, the Company paid $3.5 million, issued 32,745 additional shares of Class A Common Stock, acquired 4 locations and the Company issued a stockholder note receivable of $3.3 million based on the value of the underlying collateral. During the year ended December 31, 2018 the note receivable matured, and was settled and 46,667 shares of Class A Common Stock were placed into treasury. As a result of the settlement agreement the Company decreased its location contract asset and Class A Common Stock $1.0 million during 2017 for the fair value of the shares outstanding prior to the settlement agreement.
During the year ended December 31, 2018, the Company entered into a settlement agreement regarding breach of contract with Family Amusements (see discussion in Note 10). Additionally, during the year ended December 31, 2018, the Company entered into settlement agreements related to breach of contract and employment matters for a total of $0.4 million, which was recorded within general and administrative expenses on the consolidated income statement.
On July 2, 2019, Illinois Gaming Investors, LLC filed a lawsuit against the Company. The lawsuit alleges that a current employee of the Company violated his non-competition agreement with Illinois Gaming Investors, LLC, and together with the Company, wrongfully solicited prohibited licensed video gaming locations. The lawsuit on its face seeks damages of $10,000,000. The parties are engaging in discovery. The Company is in the process of defending this lawsuit, and has not accrued any amounts as losses related to this suit are not probable or reasonably estimable.
On July 16, 2019, Clairvest commenced litigation with respect to the June 13, 2019 transaction agreement between TPG Pace Holdings Corp. and the Company. On August 20, 2019, Clairvest filed a request for voluntary dismissal related to such litigation.